Stock-Based Compensation (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	May 04, 2020	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Non cash stock-based compensation expense		$ 0	$ 46,793	$ 54,506	$ 318,137	$ 0
Options outstanding		300,000		300,000	300,000
Ms Fung Ming Pang [Member]
Related Party Transaction [Line Items]
Share Price	$ 0.05
Ms Fung Ming Pang [Member] | Pre Reverse Stock Split [Member]
Related Party Transaction [Line Items]
Purchase of granted options	6,000,000
Share Price	$ 0.05
Ms Fung Ming Pang [Member] | Post Reverse Stock Split [Member]
Related Party Transaction [Line Items]
Purchase of granted options	600,000
Share Price	$ 0.5